UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06502

Name of Fund: BlackRock MuniYield Investment Fund (MYF)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Investment Fund, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2013

Date of reporting period: 10/31/2012

Item 1 – Schedule of Investments

Schedule of Investments October 31, 2012 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Alabama — 0.7%
Courtland IDB, Refunding RB, International Paper Co. Projects, Series A, AMT, 5.20%, 6/01/25	$1,000	$1,033,110
Selma IDB Alabama, RB, International Paper Co. Project, Series A, 5.38%, 12/01/35	545	597,020

		1,630,130

Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB, Series 1, 5.38%, 9/01/33	1,000	1,153,630
Northern Tobacco Securitization Corp., Refunding RB, Series A, 5.00%, 6/01/46	690	584,658

		1,738,288

Arizona — 0.8%
Arizona Board of Regents, Refunding RB, University of Arizona, Series A, 5.00%, 6/01/42	1,500	1,721,280

California — 10.7%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/38	2,740	3,244,872
California Health Facilities Financing Authority, RB:
Stanford Hospital and Clinics, Series A, 5.00%, 8/15/42	1,625	1,826,906
Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,976,566
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	710	839,682
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,719,810
Grossmont Union High School District, GO, Election of 2008, Series B, 4.75%, 8/01/45	4,080	4,417,579
Los Angeles Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	3,600	4,198,572
San Diego Regional Building Authority California, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/36	1,310	1,478,885
State of California, GO, Various Purpose, 6.00%, 3/01/33	2,535	3,143,299
University of California, Refunding RB, Limited Project, Series G, 5.00%, 5/15/37	1,000	1,165,730

		24,011,901

	Par (000)	Value
Municipal Bonds

Colorado — 0.5%
City & County of Denver Colorado, Refunding ARB, Airport System, Series B, 5.00%, 11/15/37	$900	$1,022,418

Florida — 6.2%
City of Jacksonville Florida Sales Tax, Refunding RB, Better Jacksonville, Series A, 5.00%, 10/01/30	1,120	1,295,269
County of Escambia Florida, Refunding RB, International Paper Corp. Projects, Series B, AMT, 5.00%, 8/01/26	600	601,452
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,210,560
County of Miami-Dade Florida, RB, Miami International Airport, Series A, AMT (NPFGC), 6.00%, 10/01/29	3,275	3,282,401
County of Miami-Dade Florida, Refunding RB, Special Obligation, Sub-Series B, 5.00%, 10/01/31 (a)	790	889,959
Hillsborough County IDA, RB, National Gypsum Co., AMT:
Series A, 7.13%, 4/01/30	2,500	2,506,250
Series B, 7.13%, 4/01/30	2,290	2,290,870
Jacksonville Florida Port Authority, Refunding RB, AMT, 5.00%, 11/01/38	225	243,203
Manatee County Housing Finance Authority, RB, Series A, AMT (Ginnie Mae), 5.90%, 9/01/40	585	636,363

		13,956,327

Georgia — 0.5%
Municipal Electric Authority of Georgia, Refunding RB, Project One, Sub-Series D, 6.00%, 1/01/23	880	1,046,364

Illinois — 13.7%
Chicago Illinois Board of Education, GO, Series A:
5.00%, 12/01/42	2,800	3,042,480
5.50%, 12/01/39	1,815	2,124,584
Chicago Illinois Transit Authority, RB, Sales Tax Receipts Revenue, 5.25%, 12/01/36	615	705,842
Chicago Park District, GO, Harbor Facilities, Series C, 5.25%, 1/01/40	100	114,240
City of Chicago Illinois, GARB, O'Hare International Airport, General Third Lien, Series C, 6.50%, 1/01/41	6,065	7,527,575
City of Chicago Illinois, Refunding RB, Sales Tax, Series A, 5.25%, 1/01/38	765	885,411
Cook County Forest Preserve District, GO, Series C, 5.00%, 12/15/32	570	655,905
Cook County Forest Preserve District, GO, Refunding, Ltd Tax Project, Series B, 5.00%, 12/15/32	265	304,938

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 1

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

Illinois (concluded)
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	$4,000	$4,801,000
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,340,196
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,890,454
Metropolitan Pier & Exposition Authority, Refunding RB, McCormick Place Project, Series B, 5.00%, 12/15/28	2,010	2,360,283
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,599,995
6.00%, 6/01/28	390	463,008

		30,815,911

Indiana — 4.2%
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/39	4,525	5,475,024
Indianapolis Local Public Improvement Bond Bank, RB, Series F, 5.25%, 2/01/36	3,360	3,895,416

		9,370,440

Kansas — 3.2%
Kansas Development Finance Authority, Refunding RB, Adventist Health:
5.50%, 11/15/29	3,250	3,804,775
Series A, 5.00%, 11/15/32	3,000	3,472,920

		7,277,695

Kentucky — 1.3%
Kentucky Economic Development Finance Authority, RB, Owensboro Medical Health System, Series A, 6.38%, 6/01/40	1,300	1,547,000
Louisville & Jefferson County Metropolitan Government Parking Authority, RB, Series A, 5.75%, 12/01/34	1,200	1,489,812

		3,036,812

Louisiana — 0.7%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Series A-1, 6.50%, 11/01/35	1,420	1,656,771

Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	3,196,575

	Par (000)	Value
Municipal Bonds

Massachusetts — 3.5%
Massachusetts Development Finance Agency, RB, Wellesley College, Series J, 5.00%, 7/01/42	$660	$771,837
Massachusetts HFA, Refunding HRB, AMT:
Series B, 5.50%, 6/01/41	3,000	3,238,800
Series F, 5.70%, 6/01/40	2,015	2,170,095
Massachusetts HFA, Refunding RB, Series C, AMT, 5.35%, 12/01/42	1,630	1,754,613

		7,935,345

Michigan — 2.7%
Lansing Board of Water & Light Utilities, RB, Series A, 5.50%, 7/01/41	1,805	2,144,015
Michigan State Building Authority, Refunding RB, Series I, 6.00%, 10/15/38	1,250	1,445,725
Royal Oak Hospital Finance Authority Michigan, Refunding RB, William Beaumont Hospital, 8.25%, 9/01/39	1,970	2,540,315

		6,130,055

Mississippi — 1.6%
Mississippi Development Bank, Refunding RB, Jacksonville Mississippi Water & Sewer System Project, Series A (AGM), 5.00%, 9/01/30	3,010	3,510,864

Nevada — 3.2%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/34	2,850	3,356,531
County of Clark Nevada, RB, Series B, 5.75%, 7/01/42	3,375	3,882,465

		7,238,996

New Jersey — 3.0%
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, Series A, AMT, 5.70%, 10/01/39	2,250	2,521,170
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	3,107,666
Series B, 5.25%, 6/15/36	1,000	1,155,810

		6,784,646

New York — 4.0%
New York Liberty Development Corp., Refunding RB, Second Priority, Bank of America Tower at One Bryant Park Project, 6.38%, 7/15/49	1,200	1,393,920
New York State Dormitory Authority, RB, Series B:
5.00%, 3/15/37	3,600	4,155,696

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 2

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds

New York (concluded)
New York State Dormitory Authority, RB, Series B (concluded):
5.00%, 3/15/42	$2,000	$2,296,440
New York State Thruway Authority, Refunding RB, Series I, 5.00%, 1/01/37	1,030	1,173,613

		9,019,669

North Carolina — 1.0%
North Carolina Medical Care Commission, RB, Duke University Health System, Series A, 5.00%, 6/01/32	2,010	2,344,444

Pennsylvania — 3.9%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,259,341
Pennsylvania Turnpike Commission, RB, Sub-Series A:
5.63%, 12/01/31	2,455	2,893,242
6.00%, 12/01/41	3,000	3,421,710
Philadelphia Hospitals & Higher Education Facilities Authority, Refunding RB, Children's Hospital of Philadelphia, Series D, 5.00%, 7/01/32	1,030	1,199,816

		8,774,109

Puerto Rico — 0.5%
Puerto Rico Sales Tax Financing Corp., RB, First Sub-Series A, 6.00%, 8/01/42	1,000	1,106,010

South Carolina — 0.7%
City of North Charleston South Carolina, RB, Public Facilities Corp., 5.00%, 6/01/35	1,340	1,519,922

Texas — 10.2%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien:
5.75%, 1/01/31	1,000	1,167,850
6.00%, 1/01/41	2,600	3,031,990
Conroe ISD Texas, GO, School Building, Series A, 5.75%, 2/15/35	1,800	2,192,652
Harris County Health Facilities Development Corp., Refunding RB, Memorial Hermann Healthcare System, Series B, 7.25%, 12/01/35	800	1,003,944
Katy ISD Texas, GO, Refunding, School Building, Series A (PSF-GTD), 5.00%, 2/15/42	1,115	1,305,419
Lamar Texas Consolidated ISD, GO, Refunding, School House, Series A (PSF-GTD), 5.00%, 2/15/45	1,500	1,744,215

	Par (000)	Value
Municipal Bonds

Texas (concluded)
North Texas Tollway Authority, Refunding RB, Series K-1 (AGC), 5.75%, 1/01/38	$1,000	$1,143,440
Tarrant County Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/45	3,795	4,507,853
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	2,061,998
Texas State Turnpike Authority, RB, First Tier, Series A (AMBAC), 5.00%, 8/15/42	1,500	1,509,795
University of Texas System, Refunding RB, Financing System Series B, 5.00%, 8/15/43	2,680	3,166,554

		22,835,710

Virginia — 3.5%
Fairfax County IDA, RB, Inova Health System Project, Series A, 5.00%, 5/15/40	1,035	1,163,547
Virginia Public School Authority, RB, School Financing, 6.50%, 12/01/35	1,500	1,862,595
Virginia Resources Authority, RB, Infrastructure, 5.00%, 11/01/42	1,840	2,148,973
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossing OPCO LLC Project, AMT, 6.00%, 1/01/37	2,440	2,806,781

		7,981,896

Wisconsin — 2.9%
Wisconsin Health & Educational Facilities Authority, RB, Ascension Health, Series D, 5.00%, 11/15/41	1,840	2,053,771
Wisconsin Health & Educational Facilities Authority, Refunding RB, Froedtert & Community Health:
5.25%, 4/01/39	3,470	3,858,328
Series A, 5.00%, 4/01/42	470	524,454

		6,436,553

Total Municipal Bonds – 85.4%		192,099,131

Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California — 20.1%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/44	2,680	3,120,533

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 3

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

California (concluded)
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/39 (c)	$4,200	$4,918,410
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/40	6,000	6,718,320
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/33	7,697	9,719,953
Los Angeles Community College District California, GO, Series C, 5.25%, 8/01/39 (c)	5,250	6,341,265
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	894,746
San Diego Public Facilities Financing Authority, Refunding RB, Series B, 5.50%, 8/01/39	8,412	9,862,130
University of California, RB, Series O, 5.75%, 5/15/34	3,000	3,602,920

		45,178,277

Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health, Catholic Healthcare, Series A, 5.50%, 7/01/34 (c)	2,149	2,457,954

District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (c)	2,805	3,517,386
District of Columbia Water & Sewer Authority, Refunding RB, Series A, 5.50%, 10/01/39	3,507	4,092,248

		7,609,634

Florida — 2.9%
County of Miami-Dade Florida, RB, Transit System, Sales Surtax, 5.00%, 7/01/42	980	1,105,636
Hillsborough County Aviation Authority, RB, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,222,986
Lee County Housing Finance Authority, RB, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	1,080	1,148,051

		6,476,673

Illinois — 4.6%
City of Chicago Illinois Waterworks, Refunding RB, Water System, Second Lien, 5.00%, 11/01/42	1,559	1,772,181
Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/38	5,300	6,600,620

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

Illinois (concluded)
Illinois State Toll Highway Authority, RB, Series B, 5.50%, 1/01/33	$1,750	$1,967,484

		10,340,285

Massachusetts — 1.5%
Massachusetts School Building Authority, RB, Sales Tax, Senior Series B, 5.00%, 10/15/41	2,950	3,427,900

Nevada — 9.0%
Clark County Water Reclamation District, GO:
Limited Tax, 6.00%, 7/01/38	5,000	6,138,450
Series B, 5.50%, 7/01/29	5,668	6,992,496
Las Vegas Valley Water District, GO, Refunding, 5.00%, 6/01/28	6,070	7,117,864

		20,248,810

New Hampshire — 1.1%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/39 (c)	2,159	2,582,258

New Jersey — 3.2%
New Jersey State Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,492,822
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series A (AGM), 5.00%, 12/15/32	4,000	4,617,960

		7,110,782

New York — 15.0%
Hudson New York Yards Infrastructure Corp., RB, Senior Series A, 5.75%, 2/15/47	1,290	1,522,942
New York City Municipal Water Finance Authority, Refunding RB:
Second General Resolution, Fiscal Year 2012, Series BB, 5.25%, 6/15/44	4,408	5,179,075
Series FF, 5.00%, 6/15/45	3,859	4,412,798
Series FF-2, 5.50%, 6/15/40	2,504	3,001,147
New York City Transitional Finance Authority, RB:
Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,821,687
Subseries E-1, 5.00%, 2/01/42	1,720	1,982,073
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Construction, 5.25%, 12/15/43	4,365	5,019,376
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51	2,560	3,018,215

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 4

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts (b)

New York (concluded)
New York State Dormitory Authority, ERB, Series B, 5.25%, 3/15/38	$5,700	$6,880,299

		33,837,612

Ohio — 1.5%
County of Allen Ohio, Refunding RB, Catholic Healthcare, Series A, 5.25%, 6/01/38	3,120	3,458,895

Puerto Rico — 0.9%
Puerto Rico Sales Tax Financing Corp., Refunding RB, Series C, 5.25%, 8/01/40	1,750	1,920,923

South Carolina — 1.7%
South Carolina State Public Service Authority, Refunding RB, Santee Cooper, Series A, 5.50%, 1/01/38 (c)	3,240	3,845,200

Texas — 8.4%
City of San Antonio Texas, Refunding RB, Series A, 5.25%, 2/01/31 (c)	3,989	4,796,443
Harris County Cultural Education Facilities Finance Corp., RB, Hospital, Texas Children's Hospital Project, 5.50%, 10/01/39	5,400	6,427,296
North Texas Tollway Authority, RB, Special Projects, System, Series A, 5.50%, 9/01/41	3,480	4,144,610
Waco Educational Finance Corp., Refunding RB, Baylor University, 5.00%, 3/01/43	3,000	3,443,040

		18,811,389

Utah — 1.0%
City of Riverton Utah Hospital, RB, IHC Health Services Inc., 5.00%, 8/15/41	1,995	2,186,420

Virginia — 0.9%
Fairfax County IDA Virginia, Refunding RB, Health Care, Inova Health System, Series A, 5.50%, 5/15/35	1,749	2,010,008

Washington — 1.4%
University of Washington, Refunding RB, Series A, 5.00%, 7/01/41	2,744	3,206,993

Total Municipal Bonds Transferred to Tender Option Bond (TOB) Trusts – 77.7%		174,710,013

Total Long-Term Investments (Cost – $325,295,166) – 163.1%		366,809,144

	Shares	Value

Short-Term Securities

FFI Institutional Tax-Exempt Fund (d)(e)	1,099,153	$1,099,153

Total Short-Term Securities (Cost – $1,099,153) – 0.5%		1,099,153

Total Investments (Cost - $326,394,319*) – 163.6%		367,908,297
Other Assets Less Liabilities – 1.1%		2,518,123
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable – (38.3)%		(86,209,252)
VRDP Shares, at Liquidation Value – (26.4)%		(59,400,000)

Net Assets Applicable to Common Shares – 100.0%		$224,817,168

*	As of October 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$241,245,675
Gross unrealized appreciation	$41,546,426
Gross unrealized depreciation	(1,047,635)

Net unrealized appreciation	$40,498,791

(a)	When-issued security. Unsettled when-issued transactions were as follows:

Counterparty	Value	Unrealized Appreciation
Citigroup, Inc.	$889,959	$2,994

(b)	Securities represent bonds transferred to a TOB in exchange for which the Fund acquired residual interest certificates. These securities serve as collateral in a financing transaction.
(c)	All or a portion of security is subject to a recourse agreement which may require the Fund to pay the Liquidity Provider in the event there is a shortfall between the TOB Trust Certificates and proceeds received from the sale of the security contributed to the TOB trust. In the case of a shortfall, the aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements is $14,627,442.
(d)	Investments in issuers considered to be an affiliate of the Fund during the period ended October 31, 2012, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2012	Net Activity	Shares Held at October 31, 2012	Income
FFI Institutional Tax-Exempt Fund	176,582	922,571	1,099,153	$68

(e)	Represents the current yield as of report date.
BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 5

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Portfolio Abbreviations
To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax (subject to)
ARB	Airport Revenue Bonds
EDA	Economic Development Authority
ERB	Education Revenue Bonds
GARB	General Airport Revenue Bonds
GO	General Obligation Bonds
Ginnie Mae	Government National Mortgage Association
HFA	Housing Finance Agency
HRB	Housing Revenue Bonds
IDA	Industrial Development Authority
IDB	Industrial Development Board
ISD	Independent School District
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF-GTD	Permanent School Fund Guaranteed
RB	Revenue Bonds
S/F	Single-Family

•	Fair Value Measurements - Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets and liabilities that the Fund has the ability to access

•	Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•	Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund's policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

The following table summarizes the Fund's investments categorized in the disclosure hierarchy as of October 31, 2012:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$366,809,144	—	$366,809,144
Short-Term Securities	$1,099,153	—	—	1,099,153
Total	$1,099,153	$366,809,144	—	$367,908,297

1	See above Schedule of Investments for values in each state or political subdivision.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of October 31, 2012, such liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB trust certificates	—	$(86,163,831)	—	$(86,163,831)
VRDP Shares	—	(59,400,000)	—	(59,400,000)
Total	—	$(145,563,831)	—	$(145,563,831)

There were no transfers between levels during the period ended October 31, 2012.

BLACKROCK MUNIYIELD INVESTMENT FUND	OCTOBER 31, 2012 6

Item 2 –  Controls and Procedures

2(a) –     The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ″1940 Act″)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –     There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 –  Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Investment Fund

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock MuniYield Investment Fund

Date: December 21, 2012